Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 20,980	$ 22,679	$ 15,452	$ 18,915
Restricted cash	19,362	20,602
Amounts due from affiliate	4,235	4,286
Derivative instruments	1,859	(3,889)
Advances (shareholder loans) to joint ventures	3,397	3,263
Current amounts due to owners and affiliates	(559)	(1,417)
Long-term Debt	(457,937)	(480,303)
Revolving credit facility due to owners and affiliates	(45,292)	(51,832)
Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(138,980)	(147,652)
Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(147,552)	(154,295)
Grace facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(171,405)	(178,356)
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	20,980	22,679
Restricted cash	19,362	20,602
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	4,235	4,286
Derivative instruments	1,859	(3,889)
Other [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Advances (shareholder loans) to joint ventures	3,446	3,596
Current amounts due to owners and affiliates	(559)	(1,417)
Revolving credit facility due to owners and affiliates	(44,980)	(51,099)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(152,429)	(162,597)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(148,453)	(155,325)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Grace facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	$ (171,415)	$ (178,652)